Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
OPERATING REVENUES	¥ 766,013,586	$ 117,398,517	¥ 319,181,424	¥ 225,271,564
COST OF REVENUES	(596,578,700)	(91,431,087)	(146,167,843)	(85,414,061)
GROSS PROFIT	169,434,886	25,967,430	173,013,581	139,857,503
OPERATING EXPENSES
Selling expenses	(3,746,873)	(574,242)	(1,924,784)	(1,212,400)
General and administrative expenses	(42,728,460)	(6,548,523)	(39,881,854)	(29,822,426)
Research and development expenses	(84,957,626)	(13,020,527)	(18,355,403)	(8,020,082)
Stock compensation expenses	(191,418,458)	(29,336,612)
Total operating expenses	(322,851,417)	(49,479,904)	(60,162,041)	(39,054,908)
INCOME (LOSS) FROM OPERATIONS	(153,416,531)	(23,512,474)	112,851,540	100,802,595
OTHER INCOME (EXPENSE)
Investment income	12,291,617	1,883,802		300,000
Interest income	476,234	72,987	1,231,833	24,535
Finance expenses, net	(3,818,949)	(585,289)	(11,140,346)	(5,171,453)
Other income, net	2,414,387	370,027	2,390,525	1,337,711
Total other (expenses) income, net	11,363,289	1,741,527	(7,517,988)	(3,509,207)
INCOME (LOSS) BEFORE INCOME TAXES	(142,053,242)	(21,770,947)	105,333,552	97,293,388
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(4,487,629)	(687,770)	(4,644,300)	(9,618,606)
Deferred	1,582,948	242,601	1,515,220	1,543,010
Total provision for income tax	(2,904,681)	(445,169)	(3,129,080)	(8,075,596)
NET INCOME (LOSS)	(144,957,923)	(22,216,116)	102,204,472	89,217,792
Less: Net income attributable to non-controlling interests	6,209,945	951,730
NET INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(151,167,868)	(23,167,846)	102,204,472	89,217,792
NET INCOME (LOSS)	(144,957,923)	(22,216,116)	102,204,472	89,217,792
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(38,876,201)	(5,958,130)	1,589,076	1,759,288
COMPREHENSIVE INCOME (LOSS)	(183,834,124)	(28,174,246)	103,793,548	90,977,080
Less: Comprehensive income attributable to non-controlling interests	5,865,631	898,961
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (189,699,755)	$ (29,073,207)	¥ 103,793,548	¥ 90,977,080
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	129,439,604	129,439,604	100,000,000	100,000,000
Diluted (in Shares)	129,439,604	129,439,604	108,611,133	100,922,621
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.17)	$ (0.18)	¥ 1.02	¥ 0.89
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.17)	$ (0.18)	¥ 0.94	¥ 0.88